TAXES BASED ON INCOME - Effective Tax Rate (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Effective tax rate (as a percent)		52.20%	32.80%	32.90%
Net tax charge result from TCJA		$ 172.0
Tax benefit from release of valuation allowance on certain state deferred tax assets		5.1
Tax benefit, including interest and penalties, from effective settlements and changes in our judgment about tax filing positions as result of new information		4.2
Tax benefit from decreases in certain tax reserves, including interest and penalties, as a result of closing tax years		4.4
Tax benefit recognized as a result of the adoption of the accounting guidance update related to stock-based payments		16.0
Tax-related deferred charges recognized in other current assets and other assets		14.0
Tax expense associated with the tax cost to repatriate current earnings of certain foreign subsidiaries			$ 7.6	$ 20.0
Tax expense related to the U.S. income and foreign withholding taxes resulting from changes in indefinite reinvestment assertions on certain foreign earnings and profits			46.3
Tax benefits on changes in certain tax reserves, including interest and penalties, resulting from settlements of audits			16.8	5.8
Tax benefits on changes in certain tax reserves, including interest and penalties, resulting from expirations of statutes of limitations			5.4	8.2
Tax benefit from release of valuation allowance against certain deferred tax assets in a foreign jurisdiction associated with a structural simplification approved by tax authority			6.7
Tax benefit on release of valuation allowance on certain state deferred tax assets			3.6
Tax expense from deferred tax adjustments resulting from tax rate changes in certain foreign jurisdictions			$ 8.4
Tax benefit from the extension of the federal research and development credit				$ 2.6
Corporate income tax rates that was enacted in the U.S. by the TCJA	21.00%
Estimated provisional amount from TCJA		172.0
Estimated transition tax, provisional amount		147.0
Estimated remeasurement of net U.S. deferred tax assets at a lower enacted corporate income tax rate		49.2
Reserve related to potential uncertainties of our accumulated tax attributes that were used in our estimated transition tax calculation		9.3
Estimated reduction of previously recognized U.S. deferred tax assets that no longer anticipate to benefit due to changes in future deductibility of executive compensation		5.3
Net benefit primarily from reversal of the deferred tax liability that are previously recorded for future tax costs with repatriations of certain foreign earnings that are not indefinitely reinvested		38.8
Increase to deferred tax liability due to absent the availability of foreign tax credit to offset against potential foreign withholding taxes related to future repatriation of certain foreign earnings and profit that are not indefinitely reinvested		11.5
Deferred tax liability recorded for potential future taxes related to foreign earnings		0.0
The fully utilizatin of U.S. federal tax credit carryforwards as a result of the transition tax imposed by the TCJA, causing a reduction in non-current deferred tax assets		101.2
Estimated cash tax impact of transition tax, net of tax credit carryforwards and expected tax credits estimated to be generated in 2017		$ 27.8
Transition cash tax, elected payment period (in years)		8 years
Transition cash tax first installment, current income taxes payable		$ 2.2
Transition cash tax balance, non-current income taxes payable		25.6
Total accumulated undistributed earnings and profits of foreign subsidiaries		2,900.0
Undistributed earnings and profits of foreign subsidiaries subject to transition tax associated with the TCJA		2,500.0
Undistributed earnings and profits of foreign subsidiaries subject to transition tax associated with the TCJA that were previously taxed		400.0
Deferred income taxes of accumulated undistributed earnings of foreign subsidiaries that are intended to be indefinitely reinvested in foreign operations		$ 2,300.0
Minimum
Percentage of ownership that provides full exemption for foreign dividends received by a U.S. corporation from a foreign corporation that implemented by the TCJA		10.00%